SCHEDULE OF REPORTABLE SEGMENTS, REVENUE AND INCOME (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Current assets	$ 18,856,305		$ 21,206,263	$ 16,104,913
Non-current assets			2,813,325	3,566,571
Revenues	12,091,762	$ 12,132,668	21,188,606	15,474,918	$ 18,298,565
Depreciation and amortization			1,004,089	722,778
(loss)/Income before income tax expense	(2,451,344)	(24,208)	$ (725,874)	$ 1,331,324	1,532,528
Segment gross profit margin percentage			12.00%	14.00%
Net (loss)/Income	$ (2,622,169)	$ (313,247)	$ (845,841)	$ 986,471	$ 1,115,260
Electric Vehicles and Accessories Sales [Member]
Segment Reporting Information [Line Items]
Current assets			21,206,263	15,830,685
Non-current assets			2,813,325	1,764,534
Revenues			21,132,121	14,298,967
Depreciation and amortization			1,519,640	180,861
(loss)/Income before income tax expense			$ 14,438	$ 1,349,430
Segment gross profit margin percentage			14.00%	12.00%
Net (loss)/Income			$ (105,529)	$ 1,004,577
Software Royalities and Development and Design Services [Member]
Segment Reporting Information [Line Items]
Current assets				274,228
Non-current assets				1,802,037
Revenues			56,485	1,175,951
Depreciation and amortization			(515,551)	541,917
(loss)/Income before income tax expense			$ (740,312)	$ (18,106)
Segment gross profit margin percentage			(912.00%)	40.00%
Net (loss)/Income			$ (740,312)	$ (18,106)